Note 8 - Share-based Payment Reserve (Details Textual) shares in Thousands	12 Months Ended
	Jan. 31, 2018 shares	Jan. 31, 2017 shares
Statement Line Items [Line Items]
Stock options issuance limitations, maximum percentage of allowed issuable options	10.00%
Number of share options outstanding in share-based payment arrangement at end of period	0	0
Class of warrant or right, outstanding	0	0
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	5